Future Minimum Payments Under Non-Cancelable Licensing Agreements (Detail) - Dec. 31, 2015 - Licensed copyrights of video contents ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitment And Contingencies [Line Items]
2016	$ 482,084	¥ 3,122,843
2017	33,533	217,219
2018	37,206	241,014
2019	38,852	251,674
2020	23,812	154,250
Thereafter	157,918	1,022,963
Future Minimum Payments Under Non-Cancelable Licensing agreements	$ 773,405	¥ 5,009,963